Notes and Loan Payable (Term Loan Narrative) (Details) - Term Loan Due 2027 - USD ($) $ in Millions	Feb. 15, 2022	Dec. 31, 2022	Jul. 06, 2022
Debt Instrument [Line Items]
Debt instrument, term	5 years
Debt instrument, maximum borrowing capacity	$ 300
Debt instrument, face amount			$ 300
Years 1 - 3
Debt Instrument [Line Items]
Term note, annual principal repayment rate		2.50%
Years 4 - 5
Debt Instrument [Line Items]
Term note, annual principal repayment rate		5.00%